Accounts Payable and Accrued Expenses – Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Expenses Related Party [Abstract]
Accrued director’s fees amount	$ 75,000	$ 75,000